    As filed with the Securities and Exchange Commission on March 28, 2005

                                                             File No. 333-47732
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                      [X]
                       Pre-Effective Amendment No.                            [_]
                       Post-Effective Amendment No. 16                        [X]

For Registration Under the Investment Company Act of 1940                     [X]

                    Amendment No. 155                                         [X]



                     GE Life & Annuity Separate Account 4
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------
                 Approximate Date of Proposed Public Offering:
 Upon the effective date of this Post-Effective Amendment to this Registration
                                  Statement.

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485;


[X] on April 28, 2005 pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

Pursuant to Rule 485 (b) (1) (iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 16 is to delay the effective date of the Post-Effective No. 15, which was filed on or about February 11, 2005. The Parts A, B and C of Post-Effective Amendment No. 15 are hereby incorporated by reference.

                                  SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GE Life and Annuity Assurance Company on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, duly authorized, in the County of Henrico, Commonwealth of Virginia, on the 28th of March, 2005.



                                                  GE Life & Annuity Separate
                                                  Account 4
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  HEATHER HARKER
                                                  -----------------------------
                                                  Heather Harker
                                                  Vice President and Associate
                                                    General Counsel

                                                  GE Life and Annuity Assurance
                                                  Company
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  HEATHER HARKER
                                                  -----------------------------
                                                  Heather Harker
                                                  Vice President and Associate
                                                    General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Chairperson of the Board,      March 28, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

              *                Director, Senior Vice          March 28, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director and Senior Vice       March 28, 2005
-----------------------------    President
        Leon E. Roday

              *                Director and Senior Vice       March 28, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and Senior Vice       March 28, 2005
-----------------------------    President
      Thomas M. Stinson

              *                Senior Vice President,         March 28, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      March 28, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  March 28, 2005
-----------------------------
       John E. Karaffa

     /s/  HEATHER HARKER       Vice President and Associate   March 28, 2005
-----------------------------    General Counsel
       Heather Harker

  *By: /s/  HEATHER HARKER     , pursuant to Power of         March 28, 2005
-----------------------------    Attorney executed on
       Heather Harker            October 1, 2004.


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